Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Assets
Cash	$ 155,239	$ 271,523	$ 212,016
Loans, net of allowance for credit losses (note 4)	2,215,638	2,103,050	1,793,724
Other assets (note 5)	44,469	40,513	39,236
Total assets	2,415,346	2,415,086	2,044,976
Liabilities and Shareholders' Equity
Deposits	1,847,003	1,853,204	1,664,694
Subordinated notes payable (note 6)	97,726	95,272	4,891
Other liabilities (note 7)	133,666	134,504	115,883
Total liabilities	2,078,395	2,082,980	1,785,468
Shareholders' equity:
Share capital (note 8)	241,662	241,466	182,094
Retained earnings	95,276	90,644	77,414
Accumulated other comprehensive income (loss)	13	(4)	0
Total equity	336,951	332,106	259,508
Total equity and liabilities	$ 2,415,346	$ 2,415,086	$ 2,044,976